EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended December 31,
	2020	2021	2022
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations—basic	$129,336	$748,924	$1,819,801
Loss attributable to Daqo New Energy Corp. ordinary shareholders from discontinued operations, net of tax	(141)	—	—
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$129,195	$748,924	$1,819,801
Diluted earnings from the subsidiary	—	—	(15,432)
Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$129,195	$748,924	$1,804,369
Denominator used in diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	355,087,013	369,341,105	379,365,310
Plus: Dilutive effects of share options	4,421,397	1,735,798	885,140
Dilutive effects of RSUs	15,508,740	12,689,503	6,209,391
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	375,017,150	383,766,406	386,459,841

Basic earnings per share-continuing operations	$0.36	$2.03	$4.80
Basic earnings per share-discontinued operations	$0.00	$—	$—
Net income attributable to Daqo New Energy Corp. per ordinary share—basic	$0.36	$2.03	$4.80

Diluted earnings per share-continuing operations	$0.34	$1.95	$4.67
Diluted earnings per share-discontinued operations	$0.00	$—	$—
Net income attributable to Daqo New Energy Corp. per ordinary share—diluted	$0.34	$1.95	$4.67